Leases - Amounts recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation of right-of-use assets	€ (225)	€ (214)	€ (223)
Interest expense on lease liabilities	(26)	(24)	(25)
Impairment charges, net of reversals	6	(25)	(32)
Total recognized in the income statement	€ (245)	€ (263)	€ (280)